Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues			$ 10,188
Operating expenses:
Research and development	365,910	50,000	415,910
General and administrative	588,914	176,643	847,846
Impairment of long-lived assets		919	919
Total operating expenses	954,824	227,562	1,264,675
Loss from operations	(954,824)	(227,562)	(1,254,487)
Other income
Interest income	749		749
Foreign currency exchange gain	3,958		3,958
Total other income	4,707		4,707
Net loss	(950,117)	(227,562)	(1,249,780)
Other Comprehensive loss:
Foreign currency translation gain	1,899		1,899
Total comprehensive loss	$ (948,218)	$ (227,562)	$ (1,247,881)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	377,921,835	797,038,934